Other assets	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Other Assets
Other assets

6 Other assets

	Unaudited 31 March 2025	30 June 2024
	AUD$	AUD$
CURRENT
Prepayments	93,420	-
Tax recoverable	275,711	-
Other current assets	233,555	201,830
Total non-financial assets	602,686	201,830

	31 March 2025	30 June 2024
	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	-	429,841

10 Other non-financial assets

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Prepayments of seed assets	-	3,672,697

Tax prepayment	-	253,760
Other current assets	201,830	299,555
Total non-financial assets	201,830	553,315

	2024	2023
	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	429,841	-

Prepayment of seed purchase is the upfront payment for purchasing canola seed for the next six months, it accounts for 6,000 tonnage of canola seed held by the third-party suppliers and will be transferred to the Company in a less than six month period.